Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

COI-QTLY-1019
1.9887942.100

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	$4,947,000	$5,171,379
4.3% 2/15/30	3,992,000	4,432,837
4.45% 4/1/24	479,000	521,239
4.5% 3/9/48	23,104,000	25,218,612
4.75% 5/15/46	41,310,000	46,190,702
4.9% 6/15/42	6,909,000	7,815,354
5.55% 8/15/41	12,537,000	15,155,388
6.2% 3/15/40	2,303,000	2,960,996
BellSouth Capital Funding Corp. 7.875% 2/15/30	102,000	135,563
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	446,000	474,941
7.5% 10/15/26 (a)	1,395,000	1,513,296
CenturyLink, Inc. 6.15% 9/15/19	1,501,000	1,502,201
Level 3 Financing, Inc.:
5.25% 3/15/26	1,028,000	1,071,690
5.375% 1/15/24	279,000	283,883
5.375% 5/1/25	613,000	637,520
5.625% 2/1/23	1,951,000	1,984,577
Qwest Corp. 6.75% 12/1/21	247,000	266,451
SFR Group SA 7.375% 5/1/26 (a)	975,000	1,040,813
Telecom Italia Capital SA:
6% 9/30/34	286,000	293,150
6.375% 11/15/33	162,000	171,315
Telecom Italia SpA 5.303% 5/30/24 (a)	2,014,000	2,154,980
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	813,600
U.S. West Communications 7.25% 9/15/25	263,000	296,997
Verizon Communications, Inc.:
4.862% 8/21/46	3,453,000	4,299,742
5.012% 4/15/49	1,323,000	1,691,240
		126,098,466
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,043,000	2,404,848
5.95% 4/1/41	1,429,000	1,988,486
		4,393,334
Media - 0.8%
Altice Financing SA:
6.625% 2/15/23 (a)	970,000	1,000,313
7.5% 5/15/26 (a)	819,000	872,235
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	2,401,000	2,521,050
5.125% 2/15/23	153,000	155,486
5.125% 5/1/23 (a)	557,000	569,811
5.125% 5/1/27 (a)	1,159,000	1,225,631
5.375% 5/1/25 (a)	1,393,000	1,446,979
5.5% 5/1/26 (a)	988,000	1,041,105
5.75% 2/15/26 (a)	438,000	463,733
5.875% 4/1/24 (a)	594,000	618,503
5.875% 5/1/27 (a)	697,000	742,305
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,986,000	6,324,903
4.908% 7/23/25	4,642,000	5,130,262
5.375% 5/1/47	35,710,000	39,659,072
5.75% 4/1/48	18,275,000	21,321,457
Comcast Corp.:
3.9% 3/1/38	1,096,000	1,228,915
4.6% 8/15/45	2,885,000	3,488,483
4.65% 7/15/42	2,578,000	3,145,807
CSC Holdings LLC:
5.375% 7/15/23 (a)	1,258,000	1,292,922
5.5% 5/15/26 (a)	503,000	531,923
5.5% 4/15/27 (a)	564,000	603,480
DISH DBS Corp.:
5.875% 11/15/24	638,000	606,929
7.75% 7/1/26	383,000	376,298
E.W. Scripps Co. 5.125% 5/15/25 (a)	319,000	321,393
Fox Corp.:
3.666% 1/25/22 (a)	902,000	934,985
4.03% 1/25/24 (a)	1,586,000	1,698,590
4.709% 1/25/29 (a)	2,296,000	2,659,628
5.476% 1/25/39 (a)	2,264,000	2,828,908
5.576% 1/25/49 (a)	1,502,000	1,954,269
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	810,000	799,875
5.5% 10/1/21 (a)	85,000	85,247
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,100,000	2,110,500
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	337,000	351,744
5% 8/1/27 (a)	835,000	880,925
5.375% 7/15/26 (a)	975,000	1,029,844
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	13,145,372
4.5% 9/15/42	886,000	889,385
5.5% 9/1/41	1,530,000	1,663,944
5.875% 11/15/40	3,289,000	3,744,141
6.55% 5/1/37	5,846,000	7,077,957
7.3% 7/1/38	3,785,000	4,855,349
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	709,000	741,791
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,982,000	4,200,811
		146,342,260
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 6.625% 10/15/26 (a)	1,253,000	1,370,860
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,701,000	5,032,797
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	543,000	567,435
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	376,000	390,100
5.125% 4/15/25	425,000	442,774
6% 4/15/24	404,000	421,558
		8,225,524

TOTAL COMMUNICATION SERVICES		285,059,584

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	8,977,012
4.25% 5/15/23	1,359,000	1,422,949
4.375% 9/25/21	5,310,000	5,499,440
		15,899,401
Diversified Consumer Services - 0.0%
Service Corp. International 5.125% 6/1/29	325,000	347,750
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	743,000	766,969
Aramark Services, Inc.:
4.75% 6/1/26	973,000	997,325
5% 2/1/28 (a)	975,000	1,012,781
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	486,000	534,347
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	836,000	863,170
4.875% 4/1/27	164,000	172,610
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	836,000	864,215
MCE Finance Ltd. 4.875% 6/6/25 (a)	750,000	743,949
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,508,000	2,627,130
4.5% 1/15/28	637,000	651,333
5.75% 2/1/27 (a)	256,000	282,611
MGM Mirage, Inc.:
5.75% 6/15/25	1,249,000	1,375,499
6% 3/15/23	606,000	666,600
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	600,000	615,810
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	478,000	500,705
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	787,000	815,529
5.5% 3/1/25 (a)	700,000	738,500
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	762,000	752,237
5.5% 10/1/27 (a)	670,000	660,788
		15,642,108
Household Durables - 0.3%
Lennar Corp.:
4.75% 11/29/27	9,429,000	10,254,038
5% 6/15/27	12,243,000	13,130,618
5.25% 6/1/26	2,965,000	3,228,144
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	15,080,395
4.875% 11/15/25	45,000	48,263
4.875% 3/15/27	15,464,000	16,778,440
5.625% 1/15/24	950,000	1,033,125
		59,553,023
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (a)	715,000	734,663
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	446,000	474,981

TOTAL CONSUMER DISCRETIONARY		92,651,926

CONSUMER STAPLES - 0.7%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	8,244,000	8,851,921
4.7% 2/1/36	6,600,000	7,682,633
4.9% 2/1/46	14,391,000	17,116,867
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,641,000	6,603,921
5.45% 1/23/39	5,480,000	6,993,023
5.55% 1/23/49	13,389,000	17,637,437
5.8% 1/23/59 (Reg. S)	14,304,000	19,518,526
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,231,799
		88,636,127
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	911,000	913,278
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,971,673
		2,884,951
Food Products - 0.2%
CF Industries Holdings, Inc. 5.15% 3/15/34	867,000	888,675
Conagra Brands, Inc. 3.8% 10/22/21	1,548,000	1,592,643
H.J. Heinz Co.:
4.375% 6/1/46	6,995,000	6,722,061
5.2% 7/15/45	3,303,000	3,484,941
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	4,577,000	5,739,764
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,236,000	2,325,462
5.875% 7/15/24 (a)	2,434,000	2,497,893
6.75% 2/15/28 (a)	269,000	299,935
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	710,000	752,600
6.5% 4/15/29 (a)	676,000	748,670
Kraft Foods Group, Inc. 3.5% 6/6/22	7,659,000	7,840,209
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	557,000	582,293
4.875% 11/1/26 (a)	369,000	385,144
		33,860,290
Tobacco - 0.0%
Vector Group Ltd. 6.125% 2/1/25 (a)	1,949,000	1,910,020

TOTAL CONSUMER STAPLES		127,291,388

ENERGY - 1.8%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,523,669
Jonah Energy LLC 7.25% 10/15/25 (a)	301,000	96,320
Nabors Industries, Inc. 5.5% 1/15/23	359,000	319,959
Summit Midstream Holdings LLC:
5.5% 8/15/22	830,000	780,200
5.75% 4/15/25	2,117,000	1,815,751
		4,535,899
Oil, Gas & Consumable Fuels - 1.8%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	7,669,226
Amerada Hess Corp.:
7.125% 3/15/33	1,403,000	1,761,920
7.3% 8/15/31	1,709,000	2,129,417
7.875% 10/1/29	4,789,000	6,095,282
Anadarko Finance Co. 7.5% 5/1/31	6,280,000	8,365,654
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,251,000	1,293,268
5.55% 3/15/26	4,939,000	5,594,356
6.45% 9/15/36	4,300,000	5,386,512
6.6% 3/15/46	4,886,000	6,514,930
Canadian Natural Resources Ltd.:
3.45% 11/15/21	2,648,000	2,704,166
5.85% 2/1/35	2,024,000	2,445,999
Cenovus Energy, Inc. 4.25% 4/15/27	4,895,000	5,111,624
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	418,000	461,368
5.875% 3/31/25	549,000	612,135
7% 6/30/24	1,941,000	2,239,429
Cheniere Energy Partners LP:
5.25% 10/1/25	4,335,000	4,481,306
5.625% 10/1/26	730,000	770,150
Citgo Holding, Inc. 9.25% 8/1/24 (a)	245,000	259,700
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,797,000	2,815,489
4.5% 6/1/25	852,000	924,454
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(c)	1,236,000	1,229,795
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,671,000	1,708,598
6.25% 4/1/23	750,000	763,125
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	896,000	908,320
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,233,000	2,288,825
5.35% 3/15/20 (a)	2,290,000	2,317,480
5.85% 5/21/43 (a)(b)	4,466,000	3,963,575
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,154,950
5.375% 7/15/25	1,605,000	1,697,288
5.6% 4/1/44	2,703,000	2,547,578
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	770,000	535,304
9.25% 3/31/22 (a)	70,000	58,800
Duke Energy Field Services 8.125% 8/16/30	191,000	239,946
El Paso Corp. 6.5% 9/15/20	7,470,000	7,781,405
Enable Midstream Partners LP 3.9% 5/15/24 (b)	869,000	893,565
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,707,941
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,079,720
4.25% 12/1/26	1,461,000	1,619,385
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	82,000	85,178
5.75% 1/30/28 (a)	82,000	85,895
Energy Transfer Partners LP:
4.2% 9/15/23	1,203,000	1,271,952
4.25% 3/15/23	1,393,000	1,463,051
4.5% 4/15/24	1,576,000	1,689,654
4.95% 6/15/28	4,103,000	4,589,830
5.25% 4/15/29	2,564,000	2,937,069
5.8% 6/15/38	2,288,000	2,664,828
6% 6/15/48	1,490,000	1,777,108
6.25% 4/15/49	1,761,000	2,179,037
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	1,200,000	1,215,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,343,000	1,390,005
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,352,000	1,247,220
5.75% 10/1/25 (a)	823,000	767,448
Kinder Morgan Energy Partners LP 3.45% 2/15/23	2,000,000	2,072,646
Kinder Morgan, Inc. 5.55% 6/1/45	3,046,000	3,655,314
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	456,000	453,720
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,647,097
MPLX LP:
4.8% 2/15/29	1,376,000	1,530,604
4.875% 12/1/24	1,974,000	2,165,175
5.5% 2/15/49	4,129,000	4,732,790
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,485,925
Occidental Petroleum Corp.:
2.6% 8/13/21	2,203,000	2,217,642
2.7% 8/15/22	1,947,000	1,966,164
2.9% 8/15/24	6,433,000	6,493,160
3.125% 2/15/22	4,013,000	4,072,576
3.2% 8/15/26	865,000	873,949
3.5% 8/15/29	2,726,000	2,777,319
4.3% 8/15/39	397,000	415,424
4.4% 8/15/49	397,000	414,081
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,724,000	1,749,860
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	32,446,913
Petroleos Mexicanos:
4.625% 9/21/23	5,937,000	5,950,915
4.875% 1/18/24	2,015,000	2,023,060
5.375% 3/13/22	2,259,000	2,309,828
5.625% 1/23/46	13,487,000	11,567,665
6.35% 2/12/48	2,000,000	1,838,500
6.375% 2/4/21	5,370,000	5,520,360
6.375% 1/23/45	24,338,000	22,432,792
6.5% 3/13/27	4,256,000	4,346,839
6.5% 6/2/41	23,459,000	21,823,908
6.75% 9/21/47	22,490,000	21,365,500
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,903,000	1,955,143
3.65% 6/1/22	3,779,000	3,883,963
QEP Resources, Inc. 5.25% 5/1/23	836,000	731,500
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,147,134
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	557,000	526,365
SemGroup Corp. 7.25% 3/15/26	1,384,000	1,321,720
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,931,827
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	1,170,000	1,213,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,516,000	1,514,105
5.125% 2/1/25	953,000	976,825
5.375% 2/1/27	128,000	132,070
5.875% 4/15/26	881,000	922,848
The Williams Companies, Inc.:
3.7% 1/15/23	808,000	838,230
4.55% 6/24/24	8,829,000	9,562,468
Western Gas Partners LP:
4.65% 7/1/26	917,000	933,891
4.75% 8/15/28	1,236,000	1,251,915
5.375% 6/1/21	4,807,000	4,970,465
Williams Partners LP:
4% 11/15/21	1,425,000	1,467,585
4.125% 11/15/20	474,000	481,932
4.3% 3/4/24	1,992,000	2,126,211
		338,735,058

TOTAL ENERGY		343,270,957

FINANCIALS - 6.2%
Banks - 3.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	10,687,000	10,967,496
3.3% 1/11/23	2,658,000	2,763,298
3.419% 12/20/28 (b)	5,193,000	5,480,308
3.5% 4/19/26	6,078,000	6,512,337
3.95% 4/21/25	37,660,000	40,209,785
4% 1/22/25	26,856,000	28,694,687
4.1% 7/24/23	1,426,000	1,532,180
4.183% 11/25/27	6,909,000	7,518,122
4.2% 8/26/24	8,311,000	8,969,647
4.25% 10/22/26	38,178,000	41,678,309
4.45% 3/3/26	6,522,000	7,181,867
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 3.0076% 7/20/22 (a)(b)(c)	8,158,000	8,197,351
Barclays Bank PLC 10.179% 6/12/21 (a)	1,750,000	1,962,344
Barclays PLC:
2.75% 11/8/19	2,357,000	2,358,162
4.375% 1/12/26	4,468,000	4,715,398
4.836% 5/9/28	6,102,000	6,334,276
5.088% 6/20/30 (b)	20,218,000	21,001,708
5.2% 5/12/26	1,556,000	1,651,924
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,112,703
CIT Group, Inc.:
4.75% 2/16/24	2,520,000	2,709,000
6.125% 3/9/28	4,920,000	5,867,100
Citigroup, Inc.:
2.7% 10/27/22	32,935,000	33,495,663
3.352% 4/24/25 (b)	6,844,000	7,150,543
4.05% 7/30/22	1,320,000	1,384,343
4.075% 4/23/29 (b)	4,606,000	5,099,671
4.125% 7/25/28	6,909,000	7,535,912
4.3% 11/20/26	1,766,000	1,927,298
4.4% 6/10/25	19,341,000	20,987,903
4.45% 9/29/27	13,141,000	14,461,588
4.5% 1/14/22	3,193,000	3,368,901
4.6% 3/9/26	6,674,000	7,345,129
5.3% 5/6/44	9,501,000	12,131,458
5.5% 9/13/25	7,738,000	8,868,681
Citizens Bank NA 2.55% 5/13/21	1,236,000	1,244,668
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,130,000	3,267,181
4.3% 12/3/25	6,411,000	6,927,407
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	10,270,952
3.8% 9/15/22	4,767,000	4,974,909
3.8% 6/9/23	6,892,000	7,235,588
4.55% 4/17/26	3,126,000	3,463,776
Discover Bank 7% 4/15/20	3,087,000	3,173,268
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,705,213
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,512,152
5.25% 3/14/44	1,039,000	1,288,194
Huntington Bancshares, Inc. 7% 12/15/20	736,000	779,913
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	1,324,000	1,357,111
5.71% 1/15/26 (a)	29,145,000	30,750,483
JPMorgan Chase & Co.:
2.95% 10/1/26	3,081,000	3,196,100
3.797% 7/23/24 (b)	9,901,000	10,517,402
3.875% 9/10/24	6,291,000	6,725,771
4.125% 12/15/26	25,341,000	27,914,741
4.35% 8/15/21	8,482,000	8,850,714
4.625% 5/10/21	1,251,000	1,303,722
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,176,826
Regions Bank 6.45% 6/26/37	4,251,000	5,691,589
Regions Financial Corp. 3.2% 2/8/21	2,243,000	2,273,410
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	25,923,000	27,434,305
6% 12/19/23	13,577,000	14,786,528
6.1% 6/10/23	6,222,000	6,747,950
6.125% 12/15/22	21,905,000	23,696,623
Societe Generale 4.25% 4/14/25 (a)	7,110,000	7,422,983
Synchrony Bank 3% 6/15/22	3,984,000	4,056,317
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,476,470
Westpac Banking Corp. 4.11% 7/24/34 (b)	5,171,000	5,443,708
		594,841,066
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,500,946
Ares Capital Corp. 4.2% 6/10/24	12,366,000	12,836,370
Deutsche Bank AG 4.5% 4/1/25	5,769,000	5,450,317
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,324,362
4.1% 1/13/26	8,332,000	8,327,796
5% 2/14/22	11,778,000	12,207,985
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	10,640,000	10,786,589
3.2% 2/23/23	5,987,000	6,185,684
3.272% 9/29/25 (b)	35,921,000	37,374,702
4.25% 10/21/25	12,215,000	13,175,760
6.75% 10/1/37	59,592,000	81,646,635
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,140,000	1,149,682
3.75% 12/1/25	2,038,000	2,206,013
Moody's Corp.:
3.25% 1/15/28	2,085,000	2,198,621
4.875% 2/15/24	1,958,000	2,169,322
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 3.2076% 7/22/22 (b)(c)	3,745,000	3,770,910
3.125% 1/23/23	5,527,000	5,698,834
3.125% 7/27/26	14,775,000	15,348,734
3.625% 1/20/27	16,594,000	17,753,732
3.7% 10/23/24	4,754,000	5,078,250
3.75% 2/25/23	3,789,000	3,985,530
3.875% 4/29/24	4,377,000	4,698,600
4.1% 5/22/23	7,911,000	8,377,266
4.431% 1/23/30 (b)	5,526,000	6,306,479
4.875% 11/1/22	9,955,000	10,709,049
5% 11/24/25	21,351,000	24,090,392
5.75% 1/25/21	4,669,000	4,898,522
MSCI, Inc.:
4.75% 8/1/26 (a)	900,000	941,625
5.375% 5/15/27 (a)	1,242,000	1,335,771
		317,534,478
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	8,576,000	8,604,125
3.5% 5/26/22	1,452,000	1,491,630
4.125% 7/3/23	4,250,000	4,508,458
4.45% 12/16/21	3,670,000	3,813,523
4.45% 4/3/26	4,254,000	4,567,652
4.5% 5/15/21	1,333,000	1,375,113
4.875% 1/16/24	6,629,000	7,190,238
5% 10/1/21	1,999,000	2,096,146
Ally Financial, Inc.:
3.875% 5/21/24	371,000	390,941
5.125% 9/30/24	1,325,000	1,480,688
5.75% 11/20/25	4,608,000	5,276,160
8% 11/1/31	952,000	1,330,420
Capital One Financial Corp. 3.8% 1/31/28	4,331,000	4,617,412
Discover Financial Services:
3.85% 11/21/22	2,241,000	2,350,616
3.95% 11/6/24	1,874,000	1,997,734
4.1% 2/9/27	4,579,000	4,930,121
4.5% 1/30/26	5,913,000	6,530,459
5.2% 4/27/22	1,887,000	2,029,193
Ford Motor Credit Co. LLC:
5.085% 1/7/21	3,662,000	3,772,765
5.584% 3/18/24	8,520,000	9,162,592
5.596% 1/7/22	7,576,000	8,011,498
Navient Corp.:
5.5% 1/25/23	798,000	838,139
5.875% 10/25/24	72,000	75,743
6.125% 3/25/24	209,000	221,801
6.5% 6/15/22	1,506,000	1,630,245
6.625% 7/26/21	975,000	1,043,250
6.75% 6/15/26	606,000	648,420
7.25% 1/25/22	376,000	412,190
7.25% 9/25/23	1,246,000	1,383,060
Springleaf Finance Corp.:
6.875% 3/15/25	935,000	1,060,056
7.125% 3/15/26	241,000	274,861
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,183,065
3.75% 8/15/21	1,457,000	1,489,858
3.95% 12/1/27	8,239,000	8,541,252
4.25% 8/15/24	1,467,000	1,561,947
4.375% 3/19/24	3,110,000	3,321,993
5.15% 3/19/29	8,944,000	10,072,484
		120,285,848
Diversified Financial Services - 0.5%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,141,000	2,171,616
3.95% 7/1/24 (a)	2,844,000	2,927,045
4.375% 5/1/26 (a)	3,481,000	3,614,322
5.125% 10/1/23 (a)	1,743,000	1,850,543
5.25% 5/15/24 (a)	4,465,000	4,789,606
5.5% 1/15/23 (a)	610,000	649,894
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,090,201
Brixmor Operating Partnership LP:
4.125% 6/15/26	5,362,000	5,715,700
4.125% 5/15/29	7,147,000	7,731,814
Cigna Corp.:
3.75% 7/15/23	5,313,000	5,585,335
4.125% 11/15/25	4,327,000	4,707,633
4.375% 10/15/28	6,630,000	7,413,673
4.8% 8/15/38	4,128,000	4,772,564
4.9% 12/15/48	4,124,000	4,880,303
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	836,000	850,630
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	348,000	365,400
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	200,000	203,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,181,000	3,232,691
6.25% 2/1/22	864,000	889,920
6.25% 5/15/26 (a)	536,000	559,477
6.375% 12/15/25	387,000	409,736
6.75% 2/1/24	206,000	215,528
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	464,000	480,054
5.5% 2/15/24 (a)	8,448,000	9,135,667
Pine Street Trust I:
4.572% 2/15/29 (a)	7,749,000	8,364,966
5.568% 2/15/49 (a)	7,700,000	8,809,262
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	280,000	277,900
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	140,000	148,050
8.5% 8/15/27 (a)	140,000	150,500
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,586,326
		94,580,156
Insurance - 0.4%
American International Group, Inc. 4.875% 6/1/22	2,648,000	2,836,200
Aon Corp. 5% 9/30/20	983,000	1,012,603
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,429,000	2,764,527
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	4,970,000	5,709,448
4.75% 3/15/39	2,280,000	2,854,407
4.8% 7/15/21	1,355,000	1,411,806
4.9% 3/15/49	4,538,000	5,891,649
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.62% 5/28/21 (a)(b)(c)	33,100,000	33,124,881
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,161,903
Pricoa Global Funding I 5.375% 5/15/45 (b)	3,148,000	3,358,790
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,358,927
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,000,000	3,307,500
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,159,000	1,260,686
Unum Group:
4% 6/15/29	6,130,000	6,440,184
5.625% 9/15/20	1,914,000	1,978,616
5.75% 8/15/42	1,622,000	2,013,976
		78,486,103
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	184,000	188,600
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,502,000	1,558,325

TOTAL FINANCIALS		1,207,474,576

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	4,308,000	4,312,993
Hologic, Inc.:
4.375% 10/15/25 (a)	350,000	357,875
4.625% 2/1/28 (a)	65,000	67,194
Teleflex, Inc.:
4.625% 11/15/27	224,000	236,853
4.875% 6/1/26	2,062,000	2,172,235
		7,147,150
Health Care Providers & Services - 0.5%
CVS Health Corp.:
2.625% 8/15/24	1,098,000	1,104,292
3% 8/15/26	891,000	901,898
3.25% 8/15/29	2,048,000	2,075,708
4.1% 3/25/25	26,844,000	28,718,582
4.3% 3/25/28	12,941,000	14,125,634
4.78% 3/25/38	5,761,000	6,460,168
5.05% 3/25/48	8,470,000	9,868,915
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,077,000	1,097,768
4.272% 8/28/23	3,402,000	3,563,270
4.9% 8/28/28	1,432,000	1,561,772
HCA Holdings, Inc.:
4.75% 5/1/23	138,000	148,349
5% 3/15/24	651,000	711,090
5.25% 6/15/26	2,019,000	2,278,971
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	445,000	397,745
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	322,000	326,428
Tenet Healthcare Corp.:
4.625% 7/15/24	3,152,000	3,242,620
5.125% 5/1/25	669,000	670,673
6.25% 2/1/27 (a)	450,000	466,875
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,706,002
6.015% 11/15/48	8,016,000	10,110,824
Wellcare Health Plans, Inc.:
5.25% 4/1/25	2,168,000	2,270,004
5.375% 8/15/26 (a)	686,000	731,448
WellPoint, Inc. 3.3% 1/15/23	4,322,000	4,463,994
		98,003,030
Health Care Technology - 0.0%
IMS Health, Inc.:
5% 10/15/26 (a)	1,449,000	1,528,695
5% 5/15/27 (a)	630,000	665,438
		2,194,133
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	575,000	615,193
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	18,248,000	19,667,693
Mylan NV:
3.15% 6/15/21	4,013,000	4,060,391
3.95% 6/15/26	2,065,000	2,148,760
Perrigo Finance PLC 3.5% 12/15/21	292,000	293,317
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	2,887,000	2,702,954
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	1,874,000	1,979,244
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,251,481
		32,103,840

TOTAL HEALTH CARE		140,063,346

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,556,000	1,626,020
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,748,000	1,848,510
TransDigm, Inc.:
6.25% 3/15/26 (a)	1,247,000	1,345,176
6.5% 7/15/24	350,000	361,375
		5,181,081
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,381,000	1,472,491
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,041,000	1,133,981
Commercial Services & Supplies - 0.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	700,000	707,000
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	433,000	377,251
		1,084,251
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	1,282,000	1,339,075
5.875% 10/15/24	1,265,000	1,366,200
		2,705,275
Electrical Equipment - 0.0%
Sensata Technologies BV:
4.875% 10/15/23 (a)	791,000	829,838
5% 10/1/25 (a)	1,120,000	1,187,200
		2,017,038
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	583,000	593,377
3.375% 6/1/21	1,957,000	1,989,341
3.75% 2/1/22	2,924,000	3,012,409
3.875% 4/1/21	2,112,000	2,160,838
4.25% 2/1/24	7,180,000	7,664,392
4.25% 9/15/24	2,331,000	2,505,898
FLY Leasing Ltd.:
5.25% 10/15/24	1,159,000	1,190,873
6.375% 10/15/21	464,000	472,700
		19,589,828
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	1,374,000	1,514,835

TOTAL INDUSTRIALS		34,698,780

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	6,086,556
6.02% 6/15/26 (a)	1,948,000	2,198,509
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,170,000	1,140,750
		9,425,815
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	149,000	156,262
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (a)	836,000	861,080
Micron Technology, Inc. 5.5% 2/1/25	506,000	516,583
Qorvo, Inc. 5.5% 7/15/26	1,458,000	1,556,444
		2,934,107
Software - 0.0%
CDK Global, Inc.:
4.875% 6/1/27	199,000	205,615
5.25% 5/15/29 (a)	107,000	110,478
5.875% 6/15/26	842,000	894,288
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	844,545
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,456,283
Open Text Corp. 5.875% 6/1/26 (a)	1,187,000	1,268,547
Symantec Corp.:
4.2% 9/15/20	144,000	146,084
5% 4/15/25 (a)	2,334,000	2,349,568
		7,275,408
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,173,000	3,362,373

TOTAL INFORMATION TECHNOLOGY		23,153,965

MATERIALS - 0.1%
Chemicals - 0.1%
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,087,000	1,024,498
Nutrien Ltd.:
4.2% 4/1/29	834,000	932,116
5% 4/1/49	1,452,000	1,733,327
OCI NV 6.625% 4/15/23 (a)	953,000	1,005,415
Olin Corp.:
5% 2/1/30	716,000	715,105
5.125% 9/15/27	975,000	1,001,813
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	989,563
7% 5/15/25	849,000	838,388
Valvoline, Inc. 4.375% 8/15/25	978,000	987,780
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,254,000	1,354,320
		10,582,325
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	1,533,000	1,568,964
6% 2/15/25 (a)	355,000	370,753
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,026,000	1,064,475
OI European Group BV 4% 3/15/23 (a)	1,076,000	1,084,070
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	251,000	259,785
Silgan Holdings, Inc. 4.75% 3/15/25	295,000	302,773
		4,650,820
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,910,000	2,975,941
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,321,000	1,373,127
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,605,335
4.5% 8/1/47 (a)	1,522,000	1,787,874
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,792,000	1,796,480
3.875% 3/15/23	389,000	393,046
4.55% 11/14/24	173,000	174,697
		10,106,500
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	489,000	513,450

TOTAL MATERIALS		25,853,095

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	857,000	898,274
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,506,858
Camden Property Trust:
2.95% 12/15/22	1,200,000	1,230,484
4.25% 1/15/24	2,252,000	2,437,509
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,473,678
Corrections Corp. of America:
4.125% 4/1/20	240,000	239,400
4.625% 5/1/23	1,421,000	1,371,265
5% 10/15/22	443,000	438,570
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	720,000	741,730
DDR Corp.:
3.625% 2/1/25	1,532,000	1,580,759
4.25% 2/1/26	2,753,000	2,935,397
4.625% 7/15/22	1,302,000	1,365,138
Duke Realty LP:
3.25% 6/30/26	589,000	615,428
3.625% 4/15/23	1,544,000	1,616,655
3.875% 10/15/22	4,345,000	4,554,514
4.375% 6/15/22	1,300,000	1,373,153
Equinix, Inc. 5.875% 1/15/26	1,912,000	2,033,890
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,760,420
Highwoods/Forsyth LP 3.2% 6/15/21	1,625,000	1,646,263
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	11,990,663
Lexington Corporate Properties Trust 4.4% 6/15/24	948,000	991,864
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,359,000	1,450,733
5.25% 8/1/26	2,161,000	2,283,205
6.375% 3/1/24	268,000	280,730
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	4,882,000	5,145,112
4.5% 1/15/25	2,013,000	2,128,210
4.5% 4/1/27	716,000	766,680
4.75% 1/15/28	11,294,000	12,299,076
4.95% 4/1/24	882,000	949,633
5.25% 1/15/26	3,755,000	4,155,349
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	655,798
5% 12/15/23	494,000	523,622
SBA Communications Corp. 4.875% 9/1/24	557,000	576,495
Store Capital Corp. 4.625% 3/15/29	2,374,000	2,637,480
Ventas Realty LP:
3% 1/15/30	6,260,000	6,301,864
3.125% 6/15/23	1,033,000	1,066,130
4% 3/1/28	2,150,000	2,335,877
4.125% 1/15/26	999,000	1,082,753
Weingarten Realty Investors 3.375% 10/15/22	456,000	467,087
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,882,520
4% 2/1/25	3,423,000	3,611,399
4.6% 4/1/24	5,327,000	5,729,638
		108,131,303
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,192,736
3.95% 11/15/27	4,382,000	4,619,947
4.1% 10/1/24	2,782,000	2,947,553
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	8,721,934
Digital Realty Trust LP 3.95% 7/1/22	2,137,000	2,238,111
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,052,163
Howard Hughes Corp. 5.375% 3/15/25 (a)	927,000	954,810
Liberty Property LP:
3.25% 10/1/26	1,586,000	1,640,902
3.375% 6/15/23	1,643,000	1,705,296
4.125% 6/15/22	1,115,000	1,168,092
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,397,327
4.5% 4/18/22	678,000	681,030
Mid-America Apartments LP 4% 11/15/25	828,000	894,554
Post Apartment Homes LP 3.375% 12/1/22	502,000	518,587
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,603,977
3.75% 12/1/24	2,635,000	2,710,506
3.875% 12/1/23	1,186,000	1,228,933
3.875% 7/15/27	10,334,000	10,607,735
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	360,000	379,350
		57,263,543

TOTAL REAL ESTATE		165,394,846

UTILITIES - 0.4%
Electric Utilities - 0.2%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	333,000	347,159
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,889,000	4,150,188
6.4% 9/15/20 (a)	5,173,000	5,367,248
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,784,173
7.375% 11/15/31	6,310,000	9,047,962
InterGen NV 7% 6/30/23 (a)	964,000	882,060
IPALCO Enterprises, Inc.:
3.45% 7/15/20	4,960,000	4,989,860
3.7% 9/1/24	1,963,000	2,053,735
NRG Yield Operating LLC 5% 9/15/26	400,000	405,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,748,758	1,875,542
Vistra Operations Co. LLC:
5% 7/31/27 (a)	463,000	478,048
5.5% 9/1/26 (a)	3,498,000	3,672,900
		38,053,875
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	721,220
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,313,000	6,770,693
Emera U.S. Finance LP 2.7% 6/15/21	951,000	957,861
NextEra Energy Partners LP 4.25% 9/15/24 (a)	616,000	638,792
NRG Energy, Inc.:
5.25% 6/15/29 (a)	484,000	516,462
5.75% 1/15/28	216,000	232,740
6.625% 1/15/27	185,000	199,800
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	213,000	218,250
5% 1/31/28 (a)	241,000	250,946
6.625% 6/15/25 (a)(b)	623,000	657,265
The AES Corp.:
4.875% 5/15/23	1,026,000	1,040,108
6% 5/15/26	601,000	644,416
		12,127,333
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (b)(c)	5,861,000	5,480,035
3 month U.S. LIBOR + 2.825% 5.1549% 6/30/66 (b)(c)	1,683,000	1,590,435
NiSource Finance Corp. 5.95% 6/15/41	2,273,000	3,037,287
NiSource, Inc. 2.95% 9/1/29	12,206,000	12,478,893
Puget Energy, Inc.:
5.625% 7/15/22	3,305,000	3,553,602
6% 9/1/21	3,185,000	3,399,272
6.5% 12/15/20	1,021,000	1,073,429
Sempra Energy 6% 10/15/39	2,744,000	3,593,015
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.2706% 5/15/67 (b)(c)	1,843,000	1,558,644
		35,764,612

TOTAL UTILITIES		86,667,040

TOTAL NONCONVERTIBLE BONDS
(Cost $2,323,486,142)		2,531,579,503

U.S. Treasury Obligations - 13.4%
U.S. Treasury Notes:
1.625% 8/15/29	$54,800,000	$55,422,922
2.125% 7/31/24	243,291,000	251,492,568
2.125% 11/30/24	28,603,400	29,615,692
2.125% 5/15/25	45,672,600	47,396,027
2.25% 10/31/24	21,880,400	22,782,967
2.25% 12/31/24	68,047,200	70,933,890
2.25% 2/15/27	81,654,000	86,227,899
2.375% 5/15/27	146,537,200	156,279,635
2.625% 3/31/25	166,883,300	177,522,110
2.625% 2/15/29	373,150,000	409,896,528
2.75% 6/30/25	532,127,400	571,018,431
2.875% 11/30/25	324,464,000	352,018,093
3.125% 11/15/28	339,142,000	386,264,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,445,443,744)		2,616,870,952

U.S. Government Agency - Mortgage Securities - 18.5%
Fannie Mae - 4.7%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37(b)(c)	19,883	20,663
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (b)(c)	5,481	5,706
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (b)(c)	21,352	22,119
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (b)(c)	1,960	2,038
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (b)(c)	21,974	22,909
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(c)	6,985	7,277
12 month U.S. LIBOR + 1.594% 4.485% 5/1/36 (b)(c)	43,173	45,012
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (b)(c)	12,461	12,934
12 month U.S. LIBOR + 1.641% 4.38% 9/1/36 (b)(c)	8,937	9,314
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (b)(c)	14,424	15,126
12 month U.S. LIBOR + 1.666% 4.538% 11/1/36 (b)(c)	8,860	9,240
12 month U.S. LIBOR + 1.685% 4.56% 4/1/36 (b)(c)	4,360	4,552
12 month U.S. LIBOR + 1.690% 4.396% 8/1/35 (b)(c)	11,039	11,549
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (b)(c)	25,731	26,777
12 month U.S. LIBOR + 1.718% 4.399% 5/1/35 (b)(c)	26,796	27,920
12 month U.S. LIBOR + 1.723% 3.886% 7/1/43 (b)(c)	645,142	670,900
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (b)(c)	11,848	12,349
12 month U.S. LIBOR + 1.750% 4.479% 8/1/41 (b)(c)	38,489	40,028
12 month U.S. LIBOR + 1.752% 4.734% 3/1/40 (b)(c)	42,052	43,939
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (b)(c)	33,643	35,203
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (b)(c)	57,036	59,121
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	13,931	14,519
12 month U.S. LIBOR + 1.812% 4.596% 12/1/40 (b)(c)	908,876	947,325
12 month U.S. LIBOR + 1.818% 4.535% 7/1/41 (b)(c)	17,962	18,752
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(c)	10,252	10,671
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (b)(c)	69,742	72,573
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (b)(c)	117,801	123,420
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (b)(c)	12,210	12,741
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (b)(c)	11,971	12,525
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (b)(c)	11,528	12,015
12 month U.S. LIBOR + 1.900% 4.776% 7/1/37 (b)(c)	21,205	22,310
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (b)(c)	29,138	30,114
6 month U.S. LIBOR + 1.535% 4.178% 3/1/35 (b)(c)	4,144	4,287
6 month U.S. LIBOR + 1.535% 4.315% 12/1/34 (b)(c)	6,578	6,788
6 month U.S. LIBOR + 1.556% 4.278% 10/1/33 (b)(c)	2,209	2,278
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	2,638	2,733
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (b)(c)	398	414
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (b)(c)	4,802	5,012
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	4,569	4,790
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (b)(c)	41,167	42,995
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	16,272	16,986
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.946% 7/1/34 (b)(c)	35,084	36,730
2.5% 7/1/31 to 8/1/43	46,680,034	47,336,637
3% 7/1/27 to 9/1/49	351,349,541	361,351,217
3.25% 12/1/41	7,234	7,546
3.4% 7/1/42 to 9/1/42	154,745	161,607
3.5% 3/1/26 to 8/1/48 (d)	192,494,213	201,849,418
3.525% 5/1/42	4,094	4,356
3.65% 5/1/42 to 8/1/42	89,014	93,855
3.9% 4/1/42	10,895	11,679
4% 11/1/31 to 9/1/48	204,016,580	215,539,554
4.25% 11/1/41	35,203	38,160
4.5% 11/1/19 to 2/1/49	62,891,878	67,304,465
5% 12/1/19 to 3/1/45	7,400,612	8,067,473
5.251% 8/1/41 (b)	483,270	526,801
5.5% 10/1/21 to 5/1/44	5,174,447	5,754,161
6% 6/1/20 to 1/1/42	2,476,009	2,801,337
6.5% 3/1/22 to 5/1/38	381,019	423,796
6.531% 2/1/39 (b)	553,900	598,697
7% 9/1/21 to 7/1/37	263,322	296,173
7.5% 9/1/22 to 9/1/32	126,586	143,535
8% 3/1/37	3,266	3,897
8.5% 2/1/22 to 11/1/22	1,495	1,572
9% 10/1/30	8,051	9,439
9.5% 9/1/21 to 8/1/22	54	55

TOTAL FANNIE MAE		914,830,084

Freddie Mac - 3.1%
12 month U.S. LIBOR + 1.325% 4.237% 1/1/36 (b)(c)	8,637	8,906
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (b)(c)	28,841	29,786
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (b)(c)	33,867	35,138
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	9,973	10,312
12 month U.S. LIBOR + 1.750% 4.406% 7/1/41 (b)(c)	91,655	95,363
12 month U.S. LIBOR + 1.750% 4.644% 12/1/40 (b)(c)	467,679	485,033
12 month U.S. LIBOR + 1.754% 4.498% 9/1/41 (b)(c)	187,558	194,138
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	12,538	13,085
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (b)(c)	9,847	10,349
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (b)(c)	14,191	14,774
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(c)	13,340	13,899
12 month U.S. LIBOR + 1.884% 4.628% 10/1/42 (b)(c)	81,610	84,942
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	12,663	13,222
12 month U.S. LIBOR + 1.910% 4.73% 6/1/41 (b)(c)	26,521	27,703
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	22,822	23,977
12 month U.S. LIBOR + 1.910% 4.807% 5/1/41 (b)(c)	27,041	28,187
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	5,630	5,920
12 month U.S. LIBOR + 1.961% 4.821% 6/1/33 (b)(c)	14,577	15,294
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (b)(c)	28,389	29,817
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (b)(c)	19,625	20,585
12 month U.S. LIBOR + 2.070% 4.998% 3/1/33 (b)(c)	435	454
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	31,943	33,437
6 month U.S. LIBOR + 1.125% 3.849% 8/1/37 (b)(c)	9,292	9,478
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (b)(c)	12,744	13,122
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (b)(c)	2,706	2,801
6 month U.S. LIBOR + 1.647% 4.289% 2/1/37 (b)(c)	37,601	38,935
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (b)(c)	18,049	18,764
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (b)(c)	4,660	4,849
6 month U.S. LIBOR + 1.843% 4.534% 10/1/36 (b)(c)	41,741	43,416
6 month U.S. LIBOR + 1.912% 4.623% 10/1/35 (b)(c)	25,276	26,288
6 month U.S. LIBOR + 2.020% 4.65% 6/1/37 (b)(c)	24,401	25,440
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (b)(c)	13,989	14,602
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (b)(c)	19,543	20,285
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.58% 6/1/33 (b)(c)	35,046	36,679
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (b)(c)	67,660	70,661
U.S. TREASURY 1 YEAR INDEX + 2.412% 4.902% 3/1/35 (b)(c)	134,986	140,911
2.5% 6/1/31 to 7/1/33	35,997,504	36,560,082
3% 6/1/31 to 7/1/49	115,019,718	118,401,681
3.5% 6/1/27 to 6/1/49	227,237,908	238,033,037
3.5% 8/1/47	6,207,838	6,505,386
4% 6/1/33 to 10/1/48 (e)	137,469,293	145,974,247
4% 4/1/48	193,083	201,807
4.5% 6/1/25 to 12/1/48	31,299,835	33,571,533
5% 6/1/20 to 7/1/41	5,346,026	5,908,754
5.5% 10/1/19 to 6/1/41	2,587,705	2,863,656
6% 6/1/20 to 6/1/39	538,428	602,681
6.5% 4/1/21 to 9/1/39	919,287	1,041,655
7% 8/1/21 to 9/1/36	250,797	285,426
7.5% 1/1/27 to 7/1/34	70,325	80,955
8% 7/1/24 to 4/1/32	6,160	7,031
8.5% 6/1/22 to 1/1/28	4,235	4,686

TOTAL FREDDIE MAC		591,703,169

Ginnie Mae - 8.0%
3.5% 9/20/40 to 6/20/49	256,969,431	268,912,372
4% 7/20/33 to 5/20/49	182,843,877	194,076,563
4.5% 6/20/33 to 6/20/48	86,650,855	91,905,134
5.5% 8/15/33 to 9/15/39	479,594	537,360
6% 10/15/30 to 5/15/40	637,255	722,132
7% 11/15/22 to 11/15/32	248,387	281,453
7.5% 2/15/22 to 9/15/31	81,364	89,561
8% 6/15/21 to 11/15/29	26,678	28,964
8.5% 10/15/21 to 1/15/31	8,955	10,112
9% 10/15/19 to 1/15/23	43	46
9.5% 3/15/23	13	13
3% 5/15/42 to 6/20/48	130,393,865	134,829,597
3% 9/1/49 (f)	5,850,000	6,032,588
3% 9/1/49 (f)	5,550,000	5,723,224
3% 9/1/49 (f)	2,450,000	2,526,468
3% 9/1/49 (f)	8,050,000	8,301,253
3% 9/1/49 (f)	2,050,000	2,113,984
3% 9/1/49 (f)	6,750,000	6,960,678
3% 9/1/49 (f)	21,500,000	22,171,049
3% 9/1/49 (f)	36,700,000	37,845,466
3% 9/1/49 (f)	400,000	412,485
3% 9/1/49 (f)	43,000,000	44,342,099
3% 9/1/49 (f)	5,400,000	5,568,543
3% 9/1/49 (f)	14,100,000	14,540,084
3% 9/1/49 (f)	7,300,000	7,527,845
3% 9/1/49 (f)	21,850,000	22,531,973
3% 9/1/49 (f)	28,200,000	29,080,167
3% 9/1/49 (f)	14,225,000	14,668,985
3% 9/1/49 (f)	28,400,000	29,286,409
3% 9/1/49 (f)	10,200,000	10,518,358
3% 9/1/49 (f)	10,100,000	10,415,237
3% 9/1/49 (f)	11,800,000	12,168,297
3% 9/1/49 (f)	11,700,000	12,065,176
3% 9/1/49 (f)	9,500,000	9,796,510
3% 9/1/49 (f)	19,200,000	19,799,263
3% 9/1/49 (f)	18,900,000	19,489,899
3% 9/1/49 (f)	15,400,000	15,880,659
3% 10/1/49 (f)	44,000,000	45,314,870
3% 10/1/49 (f)	38,600,000	39,753,499
3.5% 9/1/49 (f)	21,250,000	22,076,759
3.5% 9/1/49 (f)	9,250,000	9,609,883
3.5% 9/1/49 (f)	21,150,000	21,972,868
3.5% 9/1/49 (f)	9,250,000	9,609,883
3.5% 9/1/49 (f)	4,700,000	4,882,860
3.5% 9/1/49 (f)	25,800,000	26,803,783
3.5% 9/1/49 (f)	53,000,000	55,062,034
3.5% 9/1/49 (f)	21,100,000	21,920,923
3.5% 9/1/49 (f)	43,200,000	44,880,752
3.5% 9/1/49 (f)	16,800,000	17,453,626
3.5% 9/1/49 (f)	34,500,000	35,842,267
3.5% 9/1/49 (f)	28,500,000	29,608,830
3.5% 9/1/49 (f)	13,900,000	14,440,798
3.5% 9/1/49 (f)	10,900,000	11,324,079
3.5% 9/1/49 (f)	10,800,000	11,220,188
3.5% 9/1/49 (f)	27,100,000	28,154,361
3.5% 9/1/49 (f)	15,900,000	16,518,610
3.5% 9/1/49 (f)	150,000	155,836
4% 9/1/49 (f)	12,900,000	13,441,195
4% 9/1/49 (f)	12,900,000	13,441,195
5% 4/15/33 to 9/15/41	4,360,430	4,821,946
6.5% 3/20/31 to 6/15/37	76,945	87,941

TOTAL GINNIE MAE		1,559,558,992

Uniform Mortgage Backed Securities - 2.7%
3% 9/1/34 (f)	19,500,000	19,995,117
3% 9/1/34 (f)	12,600,000	12,919,922
3% 9/1/34 (f)	20,250,000	20,764,160
3% 9/1/49 (f)	24,600,000	25,074,704
3% 9/1/49 (f)	35,700,000	36,388,899
3% 9/1/49 (f)	500,000	509,648
3% 9/1/49 (f)	5,100,000	5,198,414
3% 9/1/49 (f)	500,000	509,648
3% 9/1/49 (f)	2,200,000	2,242,453
3% 9/1/49 (f)	3,000,000	3,057,891
3% 9/1/49 (f)	6,900,000	7,033,149
3% 9/1/49 (f)	6,900,000	7,033,149
3% 9/1/49 (f)	3,000,000	3,057,891
3% 9/1/49 (f)	19,300,000	19,672,430
3% 9/1/49 (f)	5,000,000	5,096,485
3% 9/1/49 (f)	9,600,000	9,785,250
3.5% 9/1/49 (f)	9,800,000	10,070,265
3.5% 9/1/49 (f)	13,600,000	13,975,062
3.5% 9/1/49 (f)	32,600,000	33,499,046
3.5% 9/1/49 (f)	400,000	411,031
3.5% 9/1/49 (f)	6,200,000	6,370,984
3.5% 9/1/49 (f)	2,400,000	2,466,187
3.5% 9/1/49 (f)	3,700,000	3,802,039
3.5% 9/1/49 (f)	10,300,000	10,584,054
3.5% 9/1/49 (f)	4,500,000	4,624,101
3.5% 9/1/49 (f)	4,500,000	4,624,101
3.5% 9/1/49 (f)	10,300,000	10,584,054
3.5% 9/1/49 (f)	30,300,000	31,135,616
3.5% 9/1/49 (f)	4,400,000	4,521,344
3.5% 9/1/49 (f)	23,800,000	24,456,359
3.5% 9/1/49 (f)	8,950,000	9,196,824
3.5% 9/1/49 (f)	7,750,000	7,963,730
4% 9/1/49 (f)	13,950,000	14,481,088
4% 9/1/49 (f)	14,650,000	15,207,737
4% 9/1/49 (f)	19,100,000	19,827,152
4% 9/1/49 (f)	33,750,000	35,034,890
4.5% 9/1/49 (f)	200,000	210,516
4.5% 9/1/49 (f)	2,000,000	2,105,159
4.5% 9/1/49 (f)	6,100,000	6,420,735
4.5% 9/1/49 (f)	6,100,000	6,420,735
4.5% 9/1/49 (f)	72,700,000	76,522,530

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		532,854,549

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,542,745,520)		3,598,946,794

Asset-Backed Securities - 1.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,648,102	$3,687,837
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,831,549	5,870,169
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	8,608,000	8,608,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (a)(b)(c)	9,695,000	9,691,791
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.5053% 10/25/35 (b)(c)	143,291	142,787
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	6,834,953	7,092,689
Class AA, 2.487% 12/16/41 (a)	1,403,594	1,402,282
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.0323% 5/25/29 (b)(c)	702,230	703,993
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1255% 7/25/29 (b)(c)	1,070,575	1,075,883
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (a)	11,732	11,726
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	8,585,670	8,762,961
Class B, 5.095% 4/15/39 (a)	2,945,321	3,008,754
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,508,207	6,670,897
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 0% 10/20/32 (a)(b)(c)(f)	6,412,000	6,412,000
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	4,342,000	4,339,408
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4953% 10/25/37 (a)(b)(c)	236,143	238,634
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6699% 9/28/30 (b)(c)	1,638,024	1,634,276
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	5,827,095	5,858,998
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	4,912,082	4,958,368
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	4,456,017	4,470,966
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3953% 3/25/32 (b)(c)	7,550	7,985
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,177,405	3,244,035
Class A2II, 4.03% 11/20/47 (a)	5,404,733	5,637,893
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (a)(b)(c)	10,233,000	10,259,401
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	7,104,000	7,092,165
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (a)	149,560	149,892
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.9703% 3/25/34 (b)(c)	569	536
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (a)	2,000,000	2,112,400
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	1,820,000	2,042,206
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.6806% 5/25/26 (b)(c)	643,387	643,001
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	2,169,500	2,129,697
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.0294% 4/10/31 (a)(b)(c)	124,604	124,751
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,516,393	3,675,645
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	4,027,019	4,070,954
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (a)(b)(c)	3,495,000	3,493,186
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	8,593,000	8,587,973
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	7,329,000	7,327,695
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	4,059,958	4,231,649
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	122,019	122,630
Series 2018-3A Class A 3.5545% 11/25/28 (a)	3,849,190	3,840,071
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	4,030,101	4,040,208
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.7453% 7/26/66 (a)(b)(c)	740,000	741,828
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.896% 9/25/23 (a)(b)(c)	373,000	373,488
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.6553% 9/25/35 (b)(c)	213,625	213,472
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (a)(b)(c)	8,594,000	8,589,454
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	3,893	3,894
Series 2018-2A Class A, 3.35% 10/15/24 (a)	47,164	47,308
Series 2019-1A Class A, 3.54% 4/15/25 (a)	3,950,985	3,968,019
Series 2019-2A Class A, 3.2% 9/15/25 (a)	1,361,606	1,366,786
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8803% 12/15/27 (a)(b)(c)	2,189,160	2,189,407
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.5753% 5/25/35 (b)(c)	11,266	11,260
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.0053% 9/25/34 (b)(c)	7,249	7,055
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,953,792	7,164,301
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	419,101	432,511
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,483,475	1,555,747
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8626% 4/6/42 (a)(b)(c)(g)	778,000	580,621
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	404,833	406,267
Series 2019-1A Class A, 3.48% 3/15/25 (a)	2,321,642	2,329,782
Series 2019-2A Class A, 2.77% 10/15/25 (a)	3,751,000	3,752,769
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (a)(b)(c)	8,606,000	8,601,189
TOTAL ASSET-BACKED SECURITIES
(Cost $197,388,391)		199,811,550

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.406% 6/27/36 (a)(b)(c)	127,211	125,110
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.9299% 3/27/36 (a)(b)	3,468	3,461
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	9,508	9,566
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	179,971	182,641
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8126% 1/25/37 (a)(b)	13,964	14,193
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (a)	57,261	57,863
Series 2012-2R Class 1A1, 4.7374% 5/27/35 (a)(b)	10,585	10,701
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.4664% 5/27/37 (a)(b)(c)	137,084	132,548
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 2.966% 5/27/37 (a)(b)(c)	965,886	929,273
Class AA1, 1 month U.S. LIBOR + 0.280% 2.4664% 5/27/37 (a)(b)(c)	1,340,463	1,292,438
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	150,883	150,871
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4711% 6/21/36 (a)(b)(c)	26,477	26,355
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.9023% 12/22/69 (a)(b)(c)	4,013,333	4,024,603
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,300,000	9,365,918
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.436% 2/25/37 (b)(c)	33,478	33,641
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.4353% 7/25/35 (b)(c)	23,328	23,338
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.6834% 7/15/58 (a)(b)(c)	2,125,000	2,124,567
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	3,113	3,029
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.8476% 1/21/70 (a)(b)(c)	8,700,000	8,702,010
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7853% 9/25/43 (b)(c)	136,565	137,478
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.7987% 9/25/33 (b)	20,979	20,996
Series 2005-AR10 Class 2A15, 4.9834% 6/25/35 (b)	136,426	139,742
Series 2005-AR2 Class 1A2, 5.0775% 3/25/35 (b)	6,273	6,363
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	51,893	51,824

TOTAL PRIVATE SPONSOR		27,568,529

U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.9453% 2/25/32 (b)(c)	4,504	4,555
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.182% 3/18/32 (b)(c)	8,266	8,434
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.1453% 4/25/32 (b)(c)	9,604	9,760
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.1453% 10/25/32 (b)(c)	12,393	12,596
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.8953% 1/25/32 (b)(c)	4,672	4,719
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.9548% 12/25/33 (b)(h)(i)	163,130	41,883
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.5348% 11/25/36 (b)(h)(i)	110,212	21,537
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.4453% 1/25/43 (b)(c)	1,200,989	1,192,232
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.4953% 5/25/47 (b)(c)	2,857,825	2,835,411
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.4453% 5/25/48 (b)(c)	1,720,275	1,704,933
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.4453% 6/25/48 (b)(c)	8,017,451	7,944,251
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,576	3,767
Series 1993-207 Class H, 6.5% 11/25/23	52,964	56,472
Series 1996-28 Class PK, 6.5% 7/25/25	18,241	19,514
Series 1999-17 Class PG, 6% 4/25/29	87,421	95,044
Series 1999-32 Class PL, 6% 7/25/29	82,492	91,145
Series 1999-33 Class PK, 6% 7/25/29	61,418	66,990
Series 2001-52 Class YZ, 6.5% 10/25/31	7,745	8,934
Series 2003-28 Class KG, 5.5% 4/25/23	30,489	31,701
Series 2005-102 Class CO 11/25/35 (j)	33,465	30,751
Series 2005-39 Class TE, 5% 5/25/35	32,438	35,190
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.9724% 8/25/35 (b)(i)	11,626	14,970
Series 2005-81 Class PC, 5.5% 9/25/35	88,776	97,882
Series 2006-12 Class BO 10/25/35 (j)	151,654	139,382
Series 2006-37 Class OW 5/25/36 (j)	14,878	13,593
Series 2006-45 Class OP 6/25/36 (j)	50,364	45,832
Series 2006-62 Class KP 4/25/36 (j)	85,784	78,664
Series 2012-149:
Class DA, 1.75% 1/25/43	257,936	256,612
Class GA, 1.75% 6/25/42	267,781	264,399
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	14,075	15,964
Series 1999-25 Class Z, 6% 6/25/29	51,917	58,123
Series 2001-20 Class Z, 6% 5/25/31	90,607	99,438
Series 2001-31 Class ZC, 6.5% 7/25/31	48,575	55,205
Series 2002-16 Class ZD, 6.5% 4/25/32	25,342	29,301
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4048% 11/25/32 (b)(h)(i)	95,435	14,027
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	214,834	17,791
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.4948% 12/25/36 (b)(h)(i)	84,994	20,350
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.2948% 5/25/37 (b)(h)(i)	48,109	9,948
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.7319% 9/25/23 (b)(i)	3,319	3,949
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.9548% 3/25/33 (b)(h)(i)	14,447	3,116
Series 2005-72 Class ZC, 5.5% 8/25/35	597,216	650,360
Series 2005-79 Class ZC, 5.9% 9/25/35	324,434	373,547
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 27.7485% 6/25/37 (b)(i)	52,516	108,895
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 26.7285% 7/25/37 (b)(i)	55,323	114,113
Class SB, 39.600% - 1 month U.S. LIBOR 26.7285% 7/25/37 (b)(i)	20,248	36,568
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2048% 3/25/38 (b)(h)(i)	316,154	59,967
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	1,684	3
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.2148% 6/25/21 (b)(h)(i)	561	6
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9048% 12/25/40 (b)(h)(i)	295,554	53,160
Class ZA, 4.5% 12/25/40	175,479	195,580
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	230,073	17,129
Series 2010-150 Class ZC, 4.75% 1/25/41	1,219,865	1,382,858
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	692	6
Series 2010-95 Class ZC, 5% 9/25/40	2,552,588	2,911,642
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	26,388	444
Series 2011-39 Class ZA, 6% 11/25/32	193,343	221,268
Series 2011-4 Class PZ, 5% 2/25/41	508,078	589,143
Series 2011-67 Class AI, 4% 7/25/26 (h)	64,779	4,704
Series 2011-83 Class DI, 6% 9/25/26 (h)	66,215	3,916
Series 2012-100 Class WI, 3% 9/25/27 (h)	988,479	77,585
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5048% 12/25/30 (b)(h)(i)	343,831	32,010
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4048% 6/25/41 (b)(h)(i)	472,631	53,992
Series 2013-133 Class IB, 3% 4/25/32 (h)	683,546	43,316
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9048% 1/25/44 (b)(h)(i)	291,567	47,715
Series 2013-51 Class GI, 3% 10/25/32 (h)	212,419	17,770
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.5748% 6/25/35 (b)(h)(i)	252,331	51,679
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,364,519	278,913
Series 2015-70 Class JC, 3% 10/25/45	1,461,662	1,518,846
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	631,221	127,044
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	42,981	8,666
Series 343 Class 16, 5.5% 5/25/34 (h)	36,691	6,727
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	31,723	6,992
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	20,962	3,722
Class 13, 6% 3/25/34 (h)	28,606	5,772
Series 359 Class 19, 6% 7/25/35 (b)(h)	17,760	3,714
Series 384 Class 6, 5% 7/25/37 (h)	191,569	32,657
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.9951% 1/15/32 (b)(c)	3,692	3,734
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.0951% 3/15/32 (b)(c)	5,220	5,294
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.1951% 3/15/32 (b)(c)	5,070	5,152
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.0951% 6/15/31 (b)(c)	9,364	9,491
Class FG, 1 month U.S. LIBOR + 0.900% 3.0951% 3/15/32 (b)(c)	2,885	2,926
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.5451% 8/15/47 (b)(c)	1,457,065	1,446,435
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.4451% 5/15/37 (b)(c)	214,344	212,951
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	151,348	139,098
Series 2095 Class PE, 6% 11/15/28	101,373	110,636
Series 2101 Class PD, 6% 11/15/28	6,154	6,701
Series 2104 Class PG, 6% 12/15/28	6,659	7,308
Series 2121 Class MG, 6% 2/15/29	40,151	43,985
Series 2131 Class BG, 6% 3/15/29	213,687	233,776
Series 2137 Class PG, 6% 3/15/29	31,718	34,859
Series 2154 Class PT, 6% 5/15/29	70,681	78,495
Series 2162 Class PH, 6% 6/15/29	14,068	15,295
Series 2520 Class BE, 6% 11/15/32	89,250	99,978
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.4049% 3/15/23 (b)(h)(i)	1,662	54
Series 2693 Class MD, 5.5% 10/15/33	390,263	439,508
Series 2802 Class OB, 6% 5/15/34	144,927	156,507
Series 2962 Class BE, 4.5% 4/15/20	13,933	13,985
Series 3002 Class NE, 5% 7/15/35	227,495	244,615
Series 3110 Class OP 9/15/35 (j)	87,933	83,348
Series 3119 Class PO 2/15/36 (j)	182,369	166,637
Series 3121 Class KO 3/15/36 (j)	30,481	28,005
Series 3123 Class LO 3/15/36 (j)	101,561	92,918
Series 3145 Class GO 4/15/36 (j)	98,593	90,518
Series 3189 Class PD, 6% 7/15/36	191,180	222,770
Series 3225 Class EO 10/15/36 (j)	54,311	49,623
Series 3258 Class PM, 5.5% 12/15/36	88,204	95,715
Series 3415 Class PC, 5% 12/15/37	73,141	80,356
Series 3786 Class HI, 4% 3/15/38 (h)	187,770	8,300
Series 3806 Class UP, 4.5% 2/15/41	620,443	662,662
Series 3832 Class PE, 5% 3/15/41	772,000	843,963
Series 4135 Class AB, 1.75% 6/15/42	201,378	200,256
Series 4765 Class PE, 3% 12/15/41	964,488	970,522
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,242	3,555
Series 2135 Class JE, 6% 3/15/29	25,798	28,609
Series 2274 Class ZM, 6.5% 1/15/31	24,503	27,773
Series 2281 Class ZB, 6% 3/15/30	43,645	45,785
Series 2303 Class ZV, 6% 4/15/31	18,159	19,938
Series 2357 Class ZB, 6.5% 9/15/31	154,260	177,847
Series 2502 Class ZC, 6% 9/15/32	45,875	51,306
Series 2519 Class ZD, 5.5% 11/15/32	54,651	59,998
Series 2546 Class MJ, 5.5% 3/15/23	18,544	19,296
Series 2601 Class TB, 5.5% 4/15/23	8,960	9,378
Series 2998 Class LY, 5.5% 7/15/25	30,802	32,444
Series 3871 Class KB, 5.5% 6/15/41	1,007,178	1,173,540
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.4049% 2/15/36 (b)(h)(i)	64,270	14,331
Series 1658 Class GZ, 7% 1/15/24	10,303	10,896
Series 2013-4281 Class AI, 4% 12/15/28 (h)	652,782	43,530
Series 2017-4683 Class LM, 3% 5/15/47	1,706,087	1,732,920
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.0049% 11/15/31 (b)(h)(i)	41,499	6,314
Series 2587 Class IM, 6.5% 3/15/33 (h)	6,384	1,435
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 32.5317% 8/15/24 (b)(i)	774	976
Class SD, 86.400% - 1 month U.S. LIBOR 57.9133% 8/15/24 (b)(i)	1,417	2,118
Series 2933 Class ZM, 5.75% 2/15/35	695,893	817,605
Series 2935 Class ZK, 5.5% 2/15/35	704,864	780,541
Series 2947 Class XZ, 6% 3/15/35	298,926	337,296
Series 2996 Class ZD, 5.5% 6/15/35	499,795	581,801
Series 3237 Class C, 5.5% 11/15/36	764,071	871,924
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.4649% 11/15/36 (b)(h)(i)	249,020	54,224
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.5549% 3/15/37 (b)(h)(i)	360,484	82,409
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.5649% 4/15/37 (b)(h)(i)	518,263	121,643
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.3849% 6/15/37 (b)(h)(i)	191,790	37,737
Series 3949 Class MK, 4.5% 10/15/34	162,557	172,190
Series 3955 Class YI, 3% 11/15/21 (h)	16,980	396
Series 4055 Class BI, 3.5% 5/15/31 (h)	636,212	44,091
Series 4149 Class IO, 3% 1/15/33 (h)	98,946	11,007
Series 4314 Class AI, 5% 3/15/34 (h)	186,968	15,722
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,114,254	96,136
Series 4471 Class PA 4% 12/15/40	1,498,738	1,540,691
target amortization class Series 2156 Class TC, 6.25% 5/15/29	38,421	40,908
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.225% 2/15/24 (b)(c)	12,991	13,077
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	9,569	10,790
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	28,806	31,430
Series 2056 Class Z, 6% 5/15/28	55,277	60,348
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.4951% 5/15/48 (b)(c)	5,232,024	5,180,115
Series 4386 Class AZ, 4.5% 11/15/40	1,825,262	1,966,759
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	15,061,993	15,898,634
Series 2018-4 Class MA, 3.5% 3/25/58	5,573,610	5,840,056
Series 2019-1 Class MA, 3.5% 7/25/58	9,627,154	10,119,794
Series 2018-3 Class M55D, 4% 8/25/57	682,733	735,424
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.4926% 6/16/37 (b)(h)(i)	110,143	24,429
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.7911% 3/20/60 (b)(c)(k)	1,285,785	1,287,979
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.5711% 7/20/60 (b)(c)(k)	154,838	154,196
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6795% 9/20/60 (b)(c)(k)	186,433	185,598
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6795% 8/20/60 (b)(c)(k)	216,761	215,810
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.7595% 12/20/60 (b)(c)(k)	392,672	391,663
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 12/20/60 (b)(c)(k)	568,084	568,461
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 2/20/61 (b)(c)(k)	1,138,203	1,138,880
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8695% 2/20/61 (b)(c)(k)	1,470,171	1,470,811
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 4/20/61 (b)(c)(k)	495,990	496,321
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (b)(c)(k)	623,040	623,490
Class FC, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (b)(c)(k)	557,620	558,002
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9095% 6/20/61 (b)(c)(k)	677,588	678,494
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.9295% 9/20/61 (b)(c)(k)	1,613,165	1,616,315
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 10/20/61 (b)(c)(k)	780,738	783,072
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 11/20/61 (b)(c)(k)	701,169	704,909
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 1/20/62 (b)(c)(k)	450,851	453,189
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 1/20/62 (b)(c)(k)	657,117	659,581
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 3/20/62 (b)(c)(k)	410,542	411,071
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0295% 5/20/61 (b)(c)(k)	36,360	36,463
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.9095% 7/20/60 (b)(c)(k)	110,495	110,531
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 1/20/64 (b)(c)(k)	665,833	667,635
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.9795% 12/20/63 (b)(c)(k)	2,031,128	2,037,585
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.8795% 6/20/64 (b)(c)(k)	565,505	565,899
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.6795% 3/20/65 (b)(c)(k)	23,409	23,342
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.6595% 5/20/63 (b)(c)(k)	111,854	111,743
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5795% 4/20/63 (b)(c)(k)	153,469	153,142
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.7795% 12/20/62 (b)(c)(k)	279,767	279,678
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.4221% 10/20/47 (b)(c)	1,468,690	1,455,337
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.5221% 11/20/48 (b)(c)	4,308,921	4,280,051
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.4721% 5/20/48 (b)(c)	1,819,546	1,805,127
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.4721% 6/20/48 (b)(c)	2,098,330	2,081,085
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.4721% 6/20/48 (b)(c)	2,538,698	2,517,454
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	35,924	41,065
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.6557% 12/20/40 (b)(i)	1,185,000	1,429,275
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	140,962	11,182
Series 2016-69 Class WA, 3% 2/20/46	957,743	977,051
Series 2017-134 Class BA, 2.5% 11/20/46	260,996	264,968
Series 2017-153 Class GA, 3% 9/20/47	2,606,947	2,659,753
Series 2017-182 Class KA, 3% 10/20/47	2,426,339	2,465,507
Series 2018-13 Class Q, 3% 4/20/47	3,121,794	3,165,465
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	14,912	16,831
Series 2004-24 Class ZM, 5% 4/20/34	338,869	374,414
Series 2010-160 Class DY, 4% 12/20/40	2,960,860	3,253,806
Series 2010-170 Class B, 4% 12/20/40	665,188	731,034
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.8795% 9/20/62 (b)(c)(k)	2,054,853	2,055,489
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.0295% 11/20/65 (b)(c)(k)	185,639	185,836
Series 2017-139 Class BA, 3% 9/20/47	9,458,618	9,598,371
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.3026% 5/16/34 (b)(h)(i)	71,868	13,764
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.0026% 8/17/34 (b)(h)(i)	64,775	14,771
Series 2010-116 Class QB, 4% 9/16/40	197,778	206,016
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.7526% 2/16/40 (b)(h)(i)	404,614	67,063
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.5711% 5/20/60 (b)(c)(k)	498,259	496,281
Series 2011-52 Class HI, 7% 4/16/41 (h)	68,431	14,727
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.9279% 7/20/41 (b)(h)(i)	255,271	46,484
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.5026% 6/16/42 (b)(h)(i)	237,581	48,750
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7705% 4/20/39 (b)(i)	266,678	274,532
Class ST, 8.800% - 1 month U.S. LIBOR 5.9038% 8/20/39 (b)(i)	927,445	960,658
Series 2013-149 Class MA, 2.5% 5/20/40	3,466,869	3,539,327
Series 2014-2 Class BA, 3% 1/20/44	4,344,570	4,554,948
Series 2014-21 Class HA, 3% 2/20/44	1,997,182	2,097,432
Series 2014-25 Class HC, 3% 2/20/44	3,021,408	3,188,471
Series 2014-5 Class A, 3% 1/20/44	2,658,212	2,786,590
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	2,379,851	2,377,985
Series 2015-H17:
Class GZ, 4.2933% 5/20/65 (b)(k)	138,861	144,607
Class HA, 2.5% 5/20/65 (k)	1,151,671	1,150,925
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	25,795	25,764
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.43% 5/20/66 (b)(c)(k)	4,167,357	4,168,263
Series 2017-186 Class HK, 3% 11/16/45	2,568,721	2,608,159
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.28% 8/20/66 (b)(c)(k)	4,763,616	4,751,348

TOTAL U.S. GOVERNMENT AGENCY		169,644,162

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $193,716,781)		197,212,691

Commercial Mortgage Securities - 1.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8322% 2/14/43 (b)(h)	4,252	12
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	67,498	68,097
Series 2018-C2 Class A5, 4.314% 12/15/51	700,000	812,620
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.5453% 11/25/35 (a)(b)(c)	48,617	47,027
Class M1, 1 month U.S. LIBOR + 0.440% 2.5853% 11/25/35 (a)(b)(c)	13,005	12,223
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.5353% 1/25/36 (a)(b)(c)	118,265	114,552
Class M1, 1 month U.S. LIBOR + 0.450% 2.5953% 1/25/36 (a)(b)(c)	38,179	36,799
Class M2, 1 month U.S. LIBOR + 0.470% 2.6153% 1/25/36 (a)(b)(c)	14,398	13,658
Class M3, 1 month U.S. LIBOR + 0.500% 2.6453% 1/25/36 (a)(b)(c)	20,954	19,854
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.5053% 4/25/36 (a)(b)(c)	20,513	19,773
Class M1, 1 month U.S. LIBOR + 0.380% 2.5253% 4/25/36 (a)(b)(c)	12,403	11,872
Class M2, 1 month U.S. LIBOR + 0.400% 2.5453% 4/25/36 (a)(b)(c)	13,119	12,535
Class M6, 1 month U.S. LIBOR + 0.640% 2.7853% 4/25/36 (a)(b)(c)	12,403	11,603
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.4553% 7/25/36 (a)(b)(c)	19,316	18,729
Class M2, 1 month U.S. LIBOR + 0.330% 2.4753% 7/25/36 (a)(b)(c)	13,724	12,938
Class M4, 1 month U.S. LIBOR + 0.420% 2.5653% 7/25/36 (a)(b)(c)	12,962	12,268
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.4153% 12/25/36 (a)(b)(c)	305,707	292,927
Class M1, 1 month U.S. LIBOR + 0.290% 2.4353% 12/25/36 (a)(b)(c)	24,569	22,880
Class M3, 1 month U.S. LIBOR + 0.340% 2.4853% 12/25/36 (a)(b)(c)	16,654	15,066
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.4153% 3/25/37 (a)(b)(c)	73,004	68,836
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.4153% 7/25/37 (a)(b)(c)	214,150	203,722
Class A2, 1 month U.S. LIBOR + 0.320% 2.4653% 7/25/37 (a)(b)(c)	200,443	188,115
Class M1, 1 month U.S. LIBOR + 0.370% 2.5153% 7/25/37 (a)(b)(c)	68,280	63,162
Class M2, 1 month U.S. LIBOR + 0.410% 2.5553% 7/25/37 (a)(b)(c)	44,485	40,545
Class M3, 1 month U.S. LIBOR + 0.490% 2.6353% 7/25/37 (a)(b)(c)	38,020	48,044
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.4353% 7/25/37 (a)(b)(c)	74,558	70,303
Class M1, 1 month U.S. LIBOR + 0.310% 2.4553% 7/25/37 (a)(b)(c)	39,550	37,466
Class M2, 1 month U.S. LIBOR + 0.340% 2.4853% 7/25/37 (a)(b)(c)	42,199	39,644
Class M3, 1 month U.S. LIBOR + 0.370% 2.5153% 7/25/37 (a)(b)(c)	68,124	62,669
Class M4, 1 month U.S. LIBOR + 0.500% 2.6453% 7/25/37 (a)(b)(c)	107,106	100,086
Class M5, 1 month U.S. LIBOR + 0.600% 2.7453% 7/25/37 (a)(b)(c)	43,300	52,624
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	6,545,000	7,584,073
Series 2019-B12 Class XA, 1.207% 8/15/52 (b)(h)	75,950,000	5,923,447
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.2828% 9/15/37 (a)(b)(c)	1,724,036	1,715,386
Class B, 1 month U.S. LIBOR + 1.325% 3.5201% 9/15/37 (a)(b)(c)	4,536,936	4,527,617
Class D, 1 month U.S. LIBOR + 2.625% 4.8201% 9/15/37 (a)(b)(c)	2,186,803	2,187,001
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.9951% 11/15/35 (a)(b)(c)	2,734,420	2,742,127
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.4951% 4/15/34 (a)(b)(c)	4,437,000	4,436,990
Class C, 1 month U.S. LIBOR + 1.600% 3.7951% 4/15/34 (a)(b)(c)	2,933,000	2,933,005
Class D, 1 month U.S. LIBOR + 1.900% 4.0951% 4/15/34 (a)(b)(c)	3,079,000	3,088,637
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (a)(b)(c)	8,216,000	8,215,984
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (a)(b)(c)	14,535,000	14,534,971
Class B, 1 month U.S. LIBOR + 1.500% 3.6951% 6/15/34 (a)(b)(c)	2,179,000	2,179,004
Class C, 1 month U.S. LIBOR + 1.750% 3.9451% 6/15/34 (a)(b)(c)	2,462,000	2,462,004
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	785,797
Series 2018-B2 Class AAB, 3.962% 3/10/51	400,000	439,035
Series 2015-GC33 Class XA, 1.0759% 9/10/58 (b)(h)	1,661,176	72,536
Series 2016-P6 Class XA, 0.9461% 12/10/49 (b)(h)	1,656,222	60,689
Series 2018-C6 Class A4, 4.412% 11/10/51	1,302,000	1,524,929
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.2328% 8/10/47 (b)(h)	1,928,007	81,835
Series 2014-CR20 Class XA, 1.2084% 11/10/47 (b)(h)	400,500	18,117
Series 2014-LC17 Class XA, 0.9977% 10/10/47 (b)(h)	1,429,683	43,392
Series 2014-UBS4 Class XA, 1.2659% 8/10/47 (b)(h)	1,776,512	79,860
Series 2014-UBS6 Class XA, 1.0841% 12/10/47 (b)(h)	1,037,848	37,926
Series 2015-DC1 Class XA, 1.2533% 2/10/48 (b)(h)	2,658,808	104,624
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.0751% 12/15/31 (a)(b)(c)	1,667,000	1,666,997
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.1751% 5/15/36 (a)(b)(c)	9,500,000	9,505,961
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,627,000	4,961,933
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,574,341
Class C, 4.9414% 4/15/36 (a)(b)	955,000	1,017,729
Class D, 4.9414% 4/15/36 (a)(b)	1,909,000	2,002,083
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	7,500,000	8,126,303
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,395,000	3,962,380
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	3,630,000	3,944,726
Series K072 Class A2, 3.444% 12/25/27	894,000	990,291
Series K073 Class A2, 3.35% 1/25/28	6,811,000	7,500,701
Series K155 Class A1, 3.75% 11/25/29	228,063	254,209
Series K084 Class A2, 3.78% 10/25/28	3,024,000	3,449,283
Series K734 Class A2, 3.208% 2/25/26	2,438,000	2,622,692
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	7,689,000	8,775,367
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.6451% 9/15/31 (a)(b)(c)	9,056,000	9,034,087
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	9,500,000	10,355,947
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017-C7 Class ASB, 3.2419% 10/15/50	7,000,000	7,407,410
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 6.0038% 2/12/49 (b)(g)	37,752	10,571
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	90,468
Class CFX, 4.9498% 7/5/33 (a)	767,000	828,356
Class DFX, 5.3503% 7/5/33 (a)	1,180,000	1,276,050
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,728,904
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2557% 10/15/48 (b)(h)	1,004,952	51,038
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	4,000,000	4,238,590
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.0451% 8/15/33 (a)(b)(c)	213,000	211,932
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.1451% 3/15/34 (a)(b)(c)	8,620,000	8,625,361
Series 2011-C3 Class AJ, 5.2925% 7/15/49 (a)(b)	5,300,000	5,559,796
Series 2018-H4 Class A4, 4.31% 12/15/51	11,629,000	13,544,185
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	3,264,750	3,287,895
Class B, 4.181% 11/15/34 (a)	1,351,500	1,373,538
Class C, 5.205% 11/15/34 (a)	948,600	971,958
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.3451% 3/15/36 (a)(b)(c)	3,943,935	3,950,090
Class B, 1 month U.S. LIBOR + 1.550% 3.7451% 3/15/36 (a)(b)(c)	2,800,000	2,810,503
Class C, 1 month U.S. LIBOR + 2.100% 4.2951% 3/15/36 (a)(b)(c)	8,787,000	8,822,707
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2152% 12/15/50 (b)(h)	1,251,137	83,679
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.9909% 4/10/46 (a)(b)(c)	113,853	115,211
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,550,000	3,741,134
Series 2017-C42 Class XA, 1.039% 12/15/50 (b)(h)	1,462,526	91,068
Series 2018-C48 Class A5, 4.302% 1/15/52	7,791,000	9,027,327
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.9174% 6/15/46 (a)(b)(c)	120,663	120,766
Series 2014-C25 Class A5, 3.631% 11/15/47	5,490,000	5,901,686
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $222,024,458)		231,924,888

Municipal Securities - 0.2%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	4,114,909	4,331,724
5.1% 6/1/33	22,095,000	24,044,663
Series 2010-1, 6.63% 2/1/35	2,035,000	2,423,929
Series 2010-3:
6.725% 4/1/35	2,710,000	3,217,258
7.35% 7/1/35	1,385,000	1,686,113
Series 2010-5, 6.2% 7/1/21	590,000	618,586
Series 2013, 3.6% 12/1/19	1,905,000	1,908,313
TOTAL MUNICIPAL SECURITIES
(Cost $34,280,880)		38,230,586

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	3,754,000	3,801,346
Discover Bank:
(Delaware) 3.2% 8/9/21	4,613,000	4,699,088
3.1% 6/4/20	4,072,000	4,093,443
4.682% 8/9/28 (b)	2,954,000	3,099,041
8.7% 11/18/19	649,000	656,802
KeyBank NA 6.95% 2/1/28	619,000	793,048
PNC Bank NA 2.45% 11/5/20	4,575,000	4,598,674
Synchrony Bank 3.65% 5/24/21	4,817,000	4,915,245
TOTAL BANK NOTES
(Cost $25,955,828)		26,656,687
	Shares	Value

Fixed-Income Funds - 56.1%
Bank Loan Funds - 1.8%
Fidelity Floating Rate High Income Fund (l)	36,941,039	$348,723,409
Global Fixed-Income Funds - 0.3%
Fidelity SAI Long-Term Treasury Bond Index Fund (l)	5,029,894	59,956,340
High Yield Fixed-Income Funds - 0.8%
Fidelity New Markets Income Fund (l)	10,439,424	154,607,865
Inflation-Protected Bond Funds - 2.3%
Fidelity Inflation-Protected Bond Index Fund (l)	42,626,768	439,481,974
Intermediate Government Funds - 10.8%
Fidelity SAI U.S. Treasury Bond Index Fund (l)	203,661,038	2,107,891,743
Intermediate-Term Bond Funds - 40.1%
Fidelity Global Credit Fund (l)	1,611,386	15,791,579
Fidelity SAI Total Bond Fund (l)	684,728,236	7,367,675,801
Fidelity U.S. Bond Index Fund (l)	36,418,706	439,937,965

TOTAL INTERMEDIATE-TERM BOND FUNDS		7,823,405,345

TOTAL FIXED-INCOME FUNDS
(Cost $10,292,329,857)		10,934,066,676
	Principal Amount	Value

Preferred Securities - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (b)(m)	734,000	735,468
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 6.25% (b)(m)	4,113,000	4,483,170
Bank of Nova Scotia 4.65% (b)(m)	13,095,000	12,893,599
Barclays Bank PLC 7.625% 11/21/22	4,883,000	5,383,508
Barclays PLC 7.875% (Reg. S) (b)(m)	695,000	722,703
Royal Bank of Scotland Group PLC 7.5% (b)(m)	681,000	691,828
Wells Fargo & Co. 5.9% (b)(m)	1,671,000	1,783,793
		25,958,601
TOTAL PREFERRED SECURITIES
(Cost $25,693,194)		26,694,069
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.13% (n)	362,668,078	362,740,612
Fidelity Investments Money Market Government Portfolio Institutional Class 2.05% (l)(o)	33,838,248	33,838,248
TOTAL MONEY MARKET FUNDS
(Cost $396,578,821)		396,578,860

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	85,000,000	$2,435,077
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	51,000,000	769,425
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	133,975
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	71,902
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	35,367
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	85,024
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	116,000,000	1,785,221
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	40,809
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	43,750
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	123,602
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	168,669

TOTAL PUT OPTIONS			5,692,821

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	85,000,000	2,533,338
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	51,000,000	2,580,553
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	1,765,444
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	835,778
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	516,665
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	1,651,436
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	116,000,000	5,815,443
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	515,797
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	632,074
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	2,506,390
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	665,037

TOTAL CALL OPTIONS			20,017,955

TOTAL PURCHASED SWAPTIONS
(Cost $19,743,100)			25,710,776
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $19,719,386,716)			20,824,284,032
NET OTHER ASSETS (LIABILITIES) - (6.8)%			(1,329,312,023)
NET ASSETS - 100%			$19,494,972,009

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 9/1/49	$(6,000,000)	$(6,187,270)
3% 9/1/49	(38,600,000)	(39,804,768)
3% 9/1/49	(6,500,000)	(6,702,875)
3% 9/1/49	(44,000,000)	(45,373,310)
3.5% 9/1/49	(8,200,000)	(8,519,032)
3.5% 9/1/49	(8,350,000)	(8,674,868)
3.5% 9/1/49	(8,800,000)	(9,142,375)
3.5% 9/1/49	(9,000,000)	(9,350,157)
3.5% 9/1/49	(5,200,000)	(5,402,313)
3.5% 9/1/49	(5,350,000)	(5,558,149)
3.5% 9/1/49	(5,500,000)	(5,713,985)
3.5% 9/1/49	(3,050,000)	(3,168,664)
3.5% 9/1/49	(3,100,000)	(3,220,610)
3.5% 9/1/49	(3,050,000)	(3,168,664)
3.5% 9/1/49	(3,100,000)	(3,220,610)
3.5% 9/1/49	(4,900,000)	(5,090,641)
4% 9/1/49	(12,900,000)	(13,441,195)
4% 9/1/49	(12,900,000)	(13,441,195)

TOTAL GINNIE MAE		(195,180,681)

Uniform Mortgage Backed Securities
2.5% 9/1/34	(500,000)	(506,836)
3% 9/1/49	(45,100,000)	(45,970,290)
3.5% 9/1/49	(4,200,000)	(4,315,828)
3.5% 9/1/49	(39,500,000)	(40,589,335)
3.5% 9/1/49	(7,500,000)	(7,706,836)
3.5% 9/1/49	(7,000,000)	(7,193,047)
3.5% 9/1/49	(1,500,000)	(1,541,367)
4% 9/1/49	(13,950,000)	(14,481,088)
4% 9/1/49	(33,750,000)	(35,034,890)
4% 9/1/49	(33,750,000)	(35,034,890)
4.5% 9/1/49	(72,700,000)	(76,522,526)
4.5% 9/1/49	(150,000)	(157,887)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(269,054,820)

TOTAL TBA SALE COMMITMENTS
(Proceeds $463,451,717)		$(464,235,501)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.507% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	2,000,000	$(15,672)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	29,600,000	(734,269)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	31,000,000	(586,268)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	790,000	(84)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.02% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/16/19	3,200,000	(51)

TOTAL PUT SWAPTIONS			(1,336,344)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.507% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	2,000,000	(41,078)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	29,600,000	(1,008,887)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	31,000,000	(1,331,234)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	790,000	(40,317)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.02% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/16/19	3,200,000	(192,779)

TOTAL CALL SWAPTIONS			(2,614,295)

TOTAL WRITTEN SWAPTIONS			$(3,950,639)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	87	Dec. 2019	$11,459,531	$5,939	$5,939
CBOT 2-Year U.S. Treasury Note Contracts (United States)	799	Dec. 2019	172,677,633	(95,199)	(95,199)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	185	Dec. 2019	22,195,664	(10,774)	(10,774)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	107	Dec. 2019	17,681,750	(100,544)	(100,544)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	299	Dec. 2019	43,186,813	(119,709)	(119,709)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	68	Dec. 2019	13,425,750	29,600	29,600
TOTAL FUTURES CONTRACTS					$(290,687)

The notional amount of futures sold as a percentage of Net Assets is 1.4%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,800,000	$(12,139)	$7,522	$(4,617)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,700,000	(18,208)	11,806	(6,402)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	650,000	(2,076)	(4,631)	(6,708)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	1,340,000	(4,281)	(9,070)	(13,350)

TOTAL CREDIT DEFAULT SWAPS							$(36,704)	$5,627	$(31,077)

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$19,135,000	$(10,643)	$0	$(10,643)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	9,300,000	48,679	0	48,679
1.5%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Dec. 2029	34,070,000	(25,938)	0	(25,938)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	34,070,000	57,641	0	57,641

TOTAL INTEREST RATE SWAPS							$69,739	$0	$69,739

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $678,273,990 or 3.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $942,819.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,172,267.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated Fund

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,629,758
Fidelity Specialized High Income Central Fund	898,845
Total	$3,528,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$233,291,657	$--	$238,156,796	$9,525,452	$(4,660,313)	$--	0.0%
Total	$233,291,657	$--	$238,156,796	$9,525,452	$(4,660,313)	$--

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Floating Rate High Income Fund	$346,073,841	$4,490,294	$--	$4,490,500	$--	$(1,840,726)	$348,723,409
Fidelity Global Credit Fund	--	15,067,379	--	67,380	--	724,200	15,791,579
Fidelity Inflation-Protected Bond Index Fund	81,897,580	350,900,108	--	198,048	--	6,684,286	439,481,974
Fidelity Investments Money Market Government Portfolio Institutional Class 2.05%	122,960,870	762,048,785	851,171,407	547,297	--	--	33,838,248
Fidelity New Markets Income Fund	153,694,426	1,877,307	--	1,877,386	--	(963,868)	154,607,865
Fidelity SAI Long-Term Treasury Bond Index Fund	--	60,006,633	--	6,633	--	(50,293)	59,956,340
Fidelity SAI Total Bond Fund	6,623,960,852	536,857,637	--	56,716,805	--	206,857,312	7,367,675,801
Fidelity SAI U.S. Treasury Bond Index Fund	1,746,084,906	290,315,942	--	10,513,143	--	71,490,895	2,107,891,743
Fidelity U.S. Bond Index Fund	354,222,366	77,682,663	6,243,384	2,682,732	101,705	14,174,615	439,937,965
Total	$9,428,894,841	$2,099,246,748	$857,414,791	$77,099,924	$101,705	$297,076,421	$10,967,904,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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